Inventory - Summary of Inventory (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Finished goods	¥ 3,059,567	¥ 1,042,719
Raw materials	1,449,596	1,605,197
Work-in-process	12,210	14,005
Total	¥ 4,521,373	¥ 2,661,921